Note 8 Fair value of financial assets by levels, valuation techniques and inputs (Details)	12 Months Ended
Dec. 31, 2024
Financial assets held for trading [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Financial assets held for trading [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets held for trading [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active markets prices
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates
Financial assets held for trading [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates
Unobservable inputs	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Financial assets held for trading [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Financial assets held for trading [Member] | Components of equity [domain]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Financial assets held for trading [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Financial assets held for trading [Member] | Credit derivatives [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Financial assets held for trading [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and discounted cash flows
Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Discounted future cash flows
Unobservable inputs	- Prepayment rates- Interest rates
Financial assets designated at fair value through profit or loss [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)
Observable inputs	- Issuer credit risk- Current market interest rates
Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Comparable pricing (Observable price in a similar market)Net asset value
Observable inputs	- Brokers quotes- Market operations- NAVs published
Unobservable inputs	- NAV provided by the administrator of the fund
Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Present-value method(Discounted future cash flows)Observed prices in non-active markets
Observable inputs	- Issuer´s credit risk- Current market interest rates- Non active market prices
Unobservable inputs	- Prepayment rates- Issuer credit risk- Recovery rates
Hedging derivatives [Member]
Financial assets at fair value by levels [Line Items]
Observable inputs	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Hedging derivatives [Member] | Interest rate [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black 76 and SABRBond options: Black 76Swaptions: Black, SABR and LGMOther Interest rate Options: Black, SABR and Libor Market ModelConstant Maturity Swaps: SABR
Unobservable inputs	- Beta- Implicit correlations between tenors- interest rates volatility
Hedging derivatives [Member] | Components of equity [domain]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Black 76, Momentum adjustment and Heston
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Hedging derivatives [Member] | Foreign exchange and gold [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, momentum adjustment
Unobservable inputs	- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Hedging derivatives [Member] | Credit derivatives [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Credit Derivatives: Default model and Gaussian copula
Unobservable inputs	- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Hedging derivatives [Member] | Commodities [Member]
Financial assets at fair value by levels [Line Items]
Valuation techniques	Commodities: Momentum adjustment and Discounted cash flows